Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
INVENTORIES	NOTE 4 – INVENTORIES Inventories at December 31 consist of the following:
	2014	2013
Finished goods	$30,375	$47,188
Packaging materials	4,793	3,845
	$35,168	$51,033